Earnings / (Loss) Per Share (EPS) (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	2,800	2,800
Non Vested Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	3,923	9,172